Additional financial information to consolidated statements of financial position	12 Months Ended
Dec. 31, 2018
Additional financial information to consolidated statements of financial position [abstract]
Additional financial information to the consolidated statements of financial position
33	Additional financial information to the consolidated statements of financial position

As at 31 December 2018, the net current liabilities of the Company and its subsidiaries amounted to approximately RMB76,407 million (2017: RMB107,413 million). On the same date, total assets less current liabilities were approximately RMB281,697 million (2017: RMB240,639 million).